SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Balance - Beginning of period	$ 378,643	$ 489,123
Interest expense	8,220	39,795
Lease Payments	(38,664)	(150,275)
Balance - Ending of period	348,199	378,643
Current lease liabilities	108,898	133,962
Non-current lease liabilities	239,301	244,681
Lease liabilities	$ 348,199	$ 378,643